Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Public Warrant [Member] | Level 1 [Member]
Liabilities:
Derivative warrant liabilities	$ 11,586,250	$ 0
Public Warrant [Member] | Level 2 [Member]
Liabilities:
Derivative warrant liabilities	0	0
Public Warrant [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities	0	16,258,130
Private Warrant [Member] | Level 1 [Member]
Liabilities:
Derivative warrant liabilities	0	0
Private Warrant [Member] | Level 2 [Member]
Liabilities:
Derivative warrant liabilities	0	0
Private Warrant [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities	$ 7,832,670	10,991,000
Public and Private Warrants [Member] | Level 1 [Member]
Liabilities:
Derivative warrant liabilities		0
Public and Private Warrants [Member] | Level 2 [Member]
Liabilities:
Derivative warrant liabilities		0
Public and Private Warrants [Member] | Level 3 [Member]
Liabilities:
Derivative warrant liabilities		$ 27,249,130